Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Valuation Assumptions
The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the year ended December 31, 2019 and 2018 were as follows:

	Year Ended December 31,	Three Months Ended December 31,	Year Ended September 30,
	2019	2018	2018	2017
Expected option life (years)	5.27 to 6.08	6.08	6.08	6.08
Risk-free interest rate	1.39% to 2.66%	2.70% to 3.09%	2.61% to 3.00%	1.91% to 2.05%
Expected volatility	72.30% to 76.22%	69.52% to 71.26%	68.15% to 72.99%	68.61% to 68.93%
Expected dividend yield	—%	—%	—%	—%

Stock Option Rollforward
The table below summarizes activity for the year ended December 31, 2019.

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	3,711,274	$19.25	9.47	$51,464
Granted	2,438,145	15.22	—	—
Exercised	(11,724)	3.94	—	$198
Forfeited	(201,456)	19.72	—	—
Outstanding as of December 31, 2019	5,936,239	$17.71	9.02	$11,873
Exercisable as of December 31, 2019	1,466,625	$16.34	8.63	$6,124
Vested and expected to vest as of December 31, 2019	5,936,239	$17.71	9.02	$11,873

Schedule of Restricted Stock Valuation Assumptions
The assumptions (Note 2) used in the OPM to determine the fair value of the ordinary shares for the following dates are as follows:

	March 2, 2016	April 26, 2017	September 25, 2017	March 31, 2018	May 31, 2018
Expected term	2.8 years	1.2 years	0.8 years	1.8 years	1.8 years
Risk-free interest rate	1.0%	1.0%	1.3%	2.1%	2.1%
Expected volatility	73.2%	76.6%	71.0%	71%	71%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%

Schedule of Nonvested Share Activity
A summary of the changes in the Company’s restricted ordinary shares during the years ended December 31, 2019 and 2018 are as follows and reflect the conversion of ordinary shares in the current and previous years.

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2018	708,834	$4.10
Granted	0	0.00
Vested	(389,755)	4.31
Forfeited	(4,335)	4.43
Unvested and outstanding at December 31, 2019	314,744	9.05
During the year ended December 31, 2019, the Company granted 500,000 RSUs under the 2018 Plan. The following is a summary of RSU activity for the 2018 Plan for the years ended December 31, 2019 and 2018, respectively:

	Number of restricted units	Weighted average grant date fair value
Unvested and outstanding at December 31, 2018	—	$—
Granted	500,000	12.09
Vested	—	—
Forfeited	—	—
Unvested and outstanding at December 31, 2019	500,000	12.09

Schedule of Allocated Share Based Compensation
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Year Ended December 31,	Three Months December 31,	Years Ended September 30,
	2019	2018	2018	2017
Research and development	$17,761	$1,906	$3,116	$1,145
General and administrative	12,451	1,487	3,649	2,008
Capitalized to fixed assets	174	—	—	—
Total share-based compensation	$30,386	$3,393	$6,765	$3,153